Earnings Per Share - Schedule of Earnings Per Share (Detail) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share Basic [Line Items]
Net income (loss)	$ (40,546,000)	$ 11,440,000	$ 14,175,000	$ 4,134,000	$ (29,106,000)	$ 18,309,000	$ 49,758,000	$ 112,000
Weighted-average shares outstanding—basic	156,867,484		153,052,983		155,725,959	153,052,983	153,327,308	153,052,983
Effect of dilutive stock options	0		627,659		0	608,873	10,004,040	571,030
Weighted-average shares outstanding—diluted	156,867,484		153,680,642		155,725,959	153,661,856	163,331,348	153,624,013
Earnings per share:
Basic earnings (loss) per share	$ (0.26)		$ 0.09		$ (0.19)	$ 0.12	$ 0.32	$ 0
Effect of dilutive stock options	$ 0		$ 0		$ 0	$ 0	$ (20.00)	$ 0
Diluted earnings (loss) per share	$ (0.26)		$ 0.09		$ (0.19)	$ 0.12	$ 0.30	$ 0